OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Before tax amount
Foreign currency translation gains and losses on net investments in foreign operations	269	(97)	108
Change in fair value of net investment hedges	(323)	59	(101)
Change in fair value of cash flow hedges	121	61	(318)
Reclassification to Net Income of gains and losses on cash flow hedges	(60)	(219)	(224)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	96	(104)	(119)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	34	22	13
Other comprehensive income on Equity Investments	313	(93)	(94)
Other comprehensive income/(loss)	570	67	(287)
Income tax recovery/(expense)
Foreign currency translation gains and losses on net investments in foreign operations	(114)	32	(29)
Change in fair value of net investment hedges	(84)	15	(28)
Change in fair value of cash flow hedges	50	13	(106)
Reclassification to Net Income of gains and losses on cash flow hedges	(19)	(81)	(77)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	29	(31)	(30)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	11	0	3
Other comprehensive income on Equity Investments	79	(23)	(3)
Other comprehensive income/(loss)	(10)	87	(116)
Net of tax amount
Foreign currency translation gains and losses on net investments in foreign operations	383	(129)	137
Change in fair value of net investment hedges	(239)	44	(73)
Change in fair value of cash flow hedges	71	48	(212)
Reclassification to Net Income of gains and losses on cash flow hedges	(41)	(138)	(147)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	67	(73)	(89)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	23	22	10
Other comprehensive income on Equity Investments	234	(70)	(91)
Other Comprehensive Income/(Loss) (Note 21)	580	(20)	(171)